Convertible Debentures (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Aug. 21, 2025 USD ($)	Aug. 21, 2025 CAD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Convertible Debentures [Line Items]
Additional common share (in Shares) | shares				4,714,287
issuance cost				$ 408
Common stock value issued	[1]
Cash fees paid to advisors				166
Convertible debentures				7,515,000
Carrying amount				1,685
interest expenses				$ 135
Fort-Technology [Member]
Convertible Debentures [Line Items]
Aggregate principal amount		$ 3,630	$ 5,000
Maturity date		Aug. 21, 2027	Aug. 21, 2027
Bear interest		10.00%	10.00%
Conversion price (in Dollars per share) | $ / shares				$ 1.86
Convertible debentures
Convertible debentures principal amount				2,033
Net of unamortized discount				$ 348
Common Stock [Member]
Convertible Debentures [Line Items]
Additional common share (in Shares) | shares				1
Warrant outstanding (in Shares) | shares				1
Exercise price (in Dollars per share) | $ / shares				$ 1.86
Common stock value issued				$ 242

[1]	Share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share splits effected in November 2024, June 2025 and February 2026. See Note 1(d).